Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000144795 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144795 | Investor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144795 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144795 | Industrivarden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144795 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144795 | Cellnex Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144795 | L E Lundbergforetagen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144795 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000144795 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000144795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144795 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000144795 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144795 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144795 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144795 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000144796 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144796 | Investor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000144796 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144796 | Industrivarden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144796 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144796 | Cellnex Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144796 | L E Lundbergforetagen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144796 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144796 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000144796 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000144796 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000144796 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144796 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144796 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000144796 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144796 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144796 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144796 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000184324 | iShares MSCI EAFE ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000184324 | Investor
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184324 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184324 | Industrivarden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184324 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184324 | Cellnex Telecom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184324 | L E Lundbergforetagen
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Mitsubishi UFJ Financial Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184324 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184324 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000184324 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000184324 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000184324 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000184324 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000184324 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000184324 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000184324 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184324 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	11.90%